ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL FOREIGN EQUITY FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
ARGENTINA 0.4%
Common Stocks 0.4%
Tenaris, ADR (USD)	14,000	674
Total Argentina (Cost $483)		674
AUSTRALIA 3.9%
Common Stocks 3.9%
AMP	92,600	797
Boart Longyear (1)	402,046	798
Brambles (1)	100,339	947
Macquarie Infrastructure, Equity Units	387,600	1,086
QBE Insurance	31,000	794
Rio Tinto	19,500	1,542
Total Australia (Cost $4,473)		5,964
AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse	24,401	1,842
Total Austria (Cost $1,283)		1,842
BELGIUM 1.6%
Common Stocks 1.6%
InBev	20,850	1,674
UCB	13,490	759
Total Belgium (Cost $1,772)		2,433
BRAZIL 3.4%
Common Stocks 2.7%
Companhia Vale Do Rio Doce, ADR (USD)	33,100	1,401
Gol Linhas Aereas Intel, ADR (USD)	25,200	628
Petroleo Brasileiro, ADR (USD)	36,720	2,051
		4,080
Preferred Stocks 0.7%
Banco Itau Holdings Financiera	22,700	1,050
		1,050
Total Brazil (Cost $2,082)		5,130
CHINA 2.2%
Common Stocks 2.2%
China Citic Bank (HKD) (1)(2)	1,330,000	1,018
China Petroleum and Chemical (HKD)	634,000	664
Gome Electrical Appliances (HKD)	395,000	638
Shimao Property (HKD)	402,500	1,062
Total China (Cost $3,034)		3,382
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Series B	18,801	1,984
Total Denmark (Cost $528)		1,984
EGYPT 0.3%
Common Stocks 0.3%
Orascom Telecom	28,500	384
Total Egypt (Cost $318)		384
FINLAND 1.8%
Common Stocks 1.8%
Fortum	39,500	1,275
Nokia	50,087	1,436
Total Finland (Cost $1,326)		2,711
FRANCE 9.8%
Common Stocks 9.8%
Accor	20,422	1,772
AXA (2)	48,885	1,906
Pernod-Ricard (2)	8,747	1,837
PPR	7,633	1,342
Schneider Electric	15,754	2,115
Societe Generale	10,654	1,828
Suez (2)	38,300	2,012
Total	25,290	2,005
Total France (Cost $9,289)		14,817
GERMANY 6.8%
Common Stocks 6.8%
Allianz SE	8,600	1,814
Bayer AG	14,000	989
E.ON AG	13,296	2,102
Fresenius Medical Care	33,414	1,574
HOCHTIEF	8,800	888
Hypo Real Estate Holding (2)	20,626	1,263
Linde (2)	7,973	940
Siemens	5,424	683
Total Germany (Cost $9,556)		10,253
GREECE 2.6%
Common Stocks 2.6%
Cosmote Mobile Communication	16,994	510
Greek Postal Savings Bank	30,200	672
Hellenic Telecommunications	57,740	1,756
National Bank of Greece	17,770	1,051
Total Greece (Cost $3,344)		3,989

HONG KONG 1.5%
Common Stocks 1.5%
Foxconn (1)(2)	422,000	1,213
Kingboard Chemicals Holdings	67,500	372
Shangri-La Asia	282,000	666
Total Hong Kong (Cost $2,188)		2,251

INDIA 2.6%
Common Stocks 2.6%
BF Utilities (1)	10,486	650
Bharti Airtel (1)	82,432	1,832
Infosys Technologies	13,027	636
Suzlon Energy	25,038	788
Total India (Cost $2,581)		3,906

IRELAND 0.7%
Common Stocks 0.7%
CRH	22,200	989
Total Ireland (Cost $613)		989

ITALY 7.7%
Common Stocks 7.7%
AEM S.p.A. (2)	450,300	1,491
Assicurazioni Generali	19,489	765
Banco Popolare S.p.A. (1)(2)	67,600	1,673
Eni S.p.A.	47,572	1,666
Intesa Sanpaolo	139,350	1,051
Intesa Sanpaolo rnc	241,600	1,713
Lottomatica	31,300	1,160
Saipem	61,296	2,200
Total Italy (Cost $8,945)		11,719

JAPAN 16.9%
Common Stocks 16.9%
Chugai Pharmaceutical (2)	36,300	626
Credit Saison (2)	23,100	562
Fanuc	9,400	1,015
Honda	20,700	744
HOYA	25,000	791
Ibiden	23,100	1,681
Japan Tobacco	159	809
Keyence (2)	5,000	1,069
Marui (2)	12,000	135
Mitsubishi Corporation	40,600	1,193
Mitsubishi Estate	42,000	1,061
Mitsui Fudosan	80,000	2,083
Nidec (2)	12,200	805
Nippon Electric Glass (2)	49,000	763
ORIX	5,400	1,295
Otsuka (2)	10,000	938
Secom	15,600	683
Shin-Etsu Chemical	15,400	1,134
SMC (2)	7,400	978
Sony (2)	26,400	1,389
Sumitomo Mitsui Financial (2)	209	1,887
Sumitomo Trust and Banking Company	106,000	894
T&D Holdings	12,300	800
Toyota Motor	36,700	2,208
Total Japan (Cost $16,293)		25,543
KAZAKHSTAN 0.4%
Common Stocks 0.4%
Halyk Savings Bank, GDR, Regulation S Shares (USD)	29,900	638
Total Kazakhstan (Cost $600)		638
MEXICO 3.1%
Common Stocks 3.1%
America Movil, ADR (USD)	36,600	2,191
Grupo Financiero Banorte S.A.B. de C.V.	296,400	1,322
Grupo Televisa, ADR (USD)	19,600	495
Walmart de Mexico	203,246	742
Total Mexico (Cost $1,253)		4,750
NETHERLANDS 2.2%
Common Stocks 2.2%
ABN AMRO	32,010	1,539
Koninklijke Numico (2)	25,037	1,821
Total Netherlands (Cost $1,667)		3,360
NORWAY 1.1%
Common Stocks 1.1%
Telenor ASA	86,400	1,583
Total Norway (Cost $1,170)		1,583
RUSSIA 1.0%
Common Stocks 1.0%
Gazprom, ADR (USD)	15,300	659
PIK Group, GDR, Regulation S Shares (USD) (1)(2)	30,300	851
Total Russia (Cost $1,386)		1,510
SINGAPORE 1.1%
Common Stocks 1.1%
Sembcorp Marine	267,200	990
Starhub	380,800	689
Total Singapore (Cost $1,143)		1,679
SOUTH AFRICA 1.0%
Common Stocks 1.0%
Naspers, N Shares	36,300	905
Standard Bank Group	40,700	583
Total South Africa (Cost $1,085)		1,488
SPAIN 6.0%
Common Stocks 6.0%
Acciona (2)	6,871	1,797
ACS Group	24,900	1,500
Banco Bilbao Vizcaya Argenta (2)	83,930	2,055
Cintra Concesiones de Infrae (2)	34,495	524
Enagas (2)	52,700	1,264
Telefonica SA	84,238	1,971
Total Spain (Cost $7,121)		9,111
SWEDEN 1.4%
Common Stocks 1.4%
Atlas Copco, A Shares (2)	119,674	2,063
Total Sweden (Cost $1,604)		2,063
SWITZERLAND 5.1%
Common Stocks 5.1%
Credit Suisse Group	19,240	1,256
Nobel Biocare	4,362	1,313
Novartis, Regulation D Shares	35,706	1,928
The Swatch Group, Series B	4,619	1,389
UBS	33,398	1,852
Total Switzerland (Cost $5,512)		7,738

TAIWAN 1.8%
Common Stocks 1.8%
Cathay Financial	277,000	720
Hon Hai Precision	101,400	836
MediaTek	60,900	1,092
Total Taiwan (Cost $1,597)		2,648

UNITED KINGDOM 7.7%
Common Stocks 7.7%
BP	72,562	844
Capita Group	111,249	1,625
First Choice Holidays	269,200	1,662
Friends Provident	211,360	793
Invesco	86,499	1,091
Johnson Matthey	46,476	1,589
Reckitt Benckiser	36,353	1,951
Standard Chartered	61,500	2,019
Total United Kingdom (Cost $8,393)		11,574
UNITED STATES 0.8%
Common Stocks 0.8%
Liberty Global (1)	30,200	1,266
Total United States (Cost $1,265)		1,266
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	3,599,744	3,600
Total Short-Term Investments (Cost $3,600)		3,600
SECURITIES LENDING COLLATERAL 14.4%
Money Market Pooled Account 14.4%
Investments in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (3)	21,845,288	21,845
Total Securities Lending Collateral (Cost $21,845)		21,845
Total Investments in Securities
114.2% of Net Assets (Cost $127,349)		$172,824

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $20,672,000. See Note 2.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $20,762,000; aggregate collateral consisted of $21,845,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $127,349,000. Net unrealized gain aggregated $45,476,000 at period-end, of which $47,286,000 related to appreciated investments and $1,810,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $169,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $3,600,000 and $6,132,000, respectively.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 0.8%
Common Stocks 0.8%
Tenaris, ADR (USD)	41,500	1,999
Total Argentina (Cost $373)		1,999

BAHRAIN 0.3%
Common Stocks 0.3%
Gulf Finance House, GDR (USD) (1)(2)	35,100	878
Total Bahrain (Cost $878)		878

BRAZIL 12.6%
Common Stocks 8.8%
Banco do Brasil	77,400	1,225
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 common share) (USD)	88,280	4,327
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	73,200	3,099
Energias Do Brasil	62,300	1,161
Gol Linhas Aereas Intel, ADR (USD)	37,700	939
Natura Cosmeticos	54,200	667
Perdiago	76,199	1,447
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	57,000	3,699
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	73,200	4,088
Weg	121,700	1,367
		22,019
Preferred Stocks 3.8%
Banco Bradesco	116,946	3,065
Banco Itau Holding Financiera	104,110	4,815
Companhia Vale do Rio Doce	10,932	463
Tam SA	46,800	1,277
		9,620

Total Brazil (Cost $12,124)		31,639

CHILE 0.4%
Common Stocks 0.4%
Banco Santander Chile, ADR (USD)	20,000	954
Total Chile (Cost $925)		954

CHINA 16.0%
Common Stocks 16.0%
Agile Property (HKD)	810,000	1,395
Anhui Conch Cement (HKD)	588,000	3,720
Beijing Enterprises (HKD)	736,000	3,161
China Construction Bank (HKD)	1,468,000	1,093
China Insurance International (HKD) (2)	1,049,000	2,547
China Merchant Bank, H Shares (HKD)	546,500	1,940
China Mobile (HKD)	235,500	2,713
China Petroleum and Chemical (HKD)	1,242,000	1,301
China Shenhua Energy (HKD)	419,000	1,648
Dongfeng Motor (HKD)	1,822,000	1,060
Focus Media Holding, ADR (USD) (2)	40,500	1,673
Gome Electrical Appliances (HKD)	574,000	927
Guangzhou R&F Properties, Series H (HKD)	362,000	1,308
Huaneng Power International (HKD)	1,030,000	1,170
Industrial and Commercial Bank of China (HKD)	4,396,000	2,681
Luen Thai Holdings (HKD)	1,292,000	193
Petrochina (HKD)	1,770,000	2,621
Ping An Insurance (HKD)	433,500	3,668
Shanghai Forte Land (HKD)	1,532,000	1,040
Shimao Property (HKD)	543,000	1,433
Sina (USD) (2)	26,500	1,140
Sinofert Holdings (HKD)	2,206,000	1,522
Total China (Cost $23,801)		39,954

COLOMBIA 0.3%
Common Stocks 0.3%
Bancolombia, ADR (USD)	23,500	836
Total Colombia (Cost $625)		836

EGYPT 3.4%
Common Stocks 3.4%
Commercial International Bank	77,027	937
EFG Hermes	119,100	957
Orascom Construction	48,946	3,482
Orascom Telecom	225,900	3,043
Orascom Telecom Holding, GDR (USD)	500	33
Total Egypt (Cost $4,033)		8,452

HONG KONG 1.7%
Common Stocks 1.7%
Foxconn (2)	496,000	1,426
Kingboard Chemicals Holdings	332,500	1,833
Shangri-La Asia	396,000	935
Total Hong Kong (Cost $3,462)		4,194

INDIA 10.9%
Common Stocks 10.9%
Bajaj Auto	25,253	1,475
BF Utilities (2)	20,432	1,267
Bharti Airtel (2)	186,257	4,139
Container Corporation of India	18,914	1,037
Dish TV India (2)	396,797	834
DLF Limited (2)	91,241	1,393
Financial Technologies	26,435	1,659
GMR Infrastructure (2)	38,679	804
Housing Development Finance	59,188	2,945
Icici Bank, ADR (USD)	16,800	745
Icici Bank	65,300	1,522
Reliance Industries	38,107	1,792
Sun TV Network	181,048	1,890
Suzlon Energy, Class A	78,400	2,475
Tata Motors	41,879	717
Videocon Industries	91,312	851
Zee Entertainment Enterprises	212,100	1,737
Total India (Cost $18,521)		27,282

KAZAKHSTAN 1.5%
Common Stocks 1.5%
Halyk Savings Bank, GDR, Regulation S Shares (USD)	127,600	2,725
Kazakhmys (GBP)	43,100	1,109
Total Kazakhstan (Cost $3,607)		3,834

LEBANON 0.2%
Common Stocks 0.2%
Solidere, GDR, Regulation S Shares (USD) (2)	23,600	395
Total Lebanon (Cost $517)		395

MALAYSIA 1.2%
Common Stocks 1.2%
Airasia (2)	1,745,300	987
Bumiputra Commerce	572,306	1,936
Total Malaysia (Cost $1,662)		2,923
MEXICO 7.4%
Common Stocks 7.4%
America Movil, ADR (USD)	128,700	7,707
Grupo Aeroportuario Del Pacifico, ADR (USD)	27,700	1,347
Grupo Financiero Banorte S.A.B. de C.V.	648,400	2,891
Grupo Televisa, ADR (USD)	52,296	1,320
Organizacion Soriana S.A.B. de C.V.	327,800	1,132
Urbi Desarrollos Urbanos (2)	470,600	1,991
Walmart de Mexico	607,700	2,218
Total Mexico (Cost $6,738)		18,606
NIGERIA 0.5%
Common Stocks 0.5%
United Bank for Africa, GDR (USD) (2)	13,200	1,145
Total Nigeria (Cost $962)		1,145
OMAN 0.9%
Common Stocks 0.9%
Bank Muscat SAOG, GDR (USD)	154,220	2,190
Total Oman (Cost $1,550)		2,190
PERU 0.5%
Common Stocks 0.5%
Southern Copper (USD)	12,300	1,386
Total Peru (Cost $733)		1,386
QATAR 0.5%
Common Stocks 0.5%
Commercial Bank of Qatar	38,800	1,321
Total Qatar (Cost $1,118)		1,321

RUSSIA 9.5%
Common Stocks 9.5%
CTC Media (USD) (2)	48,500	1,185
Gazprom, ADR (USD)	63,400	2,731
Integra Group Holdings, GDR (USD) (2)	58,700	1,044
Lukoil, ADR (USD)	18,120	1,461
Novatek, GDR (USD) (1)	17,100	915
Novatek OAO (USD)	187,467	1,022
PIK Group, GDR, Regulation S Shares (USD) (2)	90,600	2,544
RBC Information Systems (USD) (2)	115,555	1,017
Sberbank (USD)	1,210,000	4,896
Seventh Continent (USD)	57,500	1,478
Sistema Hals, GDR (USD) (2)	89,800	1,125
TMK OAO, GDR (USD)	23,200	930
TMK OAO (USD)	85,700	861
X 5 Retail Group NV, GDR (USD) (2)	82,600	2,542
Total Russia (Cost $15,781)		23,751

SOUTH AFRICA 5.7%
Common Stocks 5.7%
ABSA Group	43,560	837
Aquarius Platinum (GBP)	31,700	937
Aveng	271,200	2,037
Firstrand	221,422	713
Impala Platinum	59,120	1,741
Investec	83,800	1,046
Massmart Holdings	77,000	907
Murray & Roberts Holdings	43,800	468
Naspers, N Shares	106,100	2,644
Standard Bank Group	103,800	1,488
Truworths International	279,400	1,416
Total South Africa (Cost $9,118)		14,234

SOUTH KOREA 12.5%
Common Stocks 12.5%
Amorepacific	2,400	1,727
Daelim Industrial	7,790	1,335
Daewoo Shipbuilding & Marine	43,300	2,818
Daum Communications (2)	15,072	1,143
Hyundai Development	31,500	2,622
KCC	7,221	3,316
Kookmin Bank	45,827	3,964
LG	38,600	2,188
LG Household & Health Care	15,718	2,086
Lotte Shopping	3,607	1,404
Orion	3,418	1,145
Samsung Card (2)	14,200	1,033
Samsung Electronics	1,786	1,176
Samsung Fire & Marine	10,246	2,099
Shinsegae	2,446	1,595
Woori Finance Holdings	68,180	1,759
Total South Korea (Cost $19,419)		31,410

TAIWAN 10.5%
Common Stocks 10.5%
Advantech	337,890	1,068
Cathay Financial	891,174	2,315
Delta Electronics	442,020	1,740
Far Eastern Textile	1,036,918	1,184
Formosa Plastics	922,000	2,268
FoxConn Technology	214,600	2,395
Hon Hai Precision	550,222	4,537
MediaTek	231,420	4,150
Powertech Technology (2)	402,000	1,894
Tripod Technology	30,020	133
Uni-President Enterprises	2,038,000	2,195
Wistron (2)	261,000	529
Yuanta Financial Holding (2)	2,819,790	1,844
Total Taiwan (Cost $16,435)		26,252

TURKEY 0.7%
Common Stocks 0.7%
Bank Asya (2)	52,200	357
BIM Birlesik Magazalar	18,800	1,285
Total Turkey (Cost $1,184)		1,642

SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	3,885,491	3,885
Total Short-Term Investments (Cost $3,885)		3,885

Total Investments in Securities
99.5% of Net Assets (Cost $147,451)		$249,162

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,793 and represents 0.7% of net assets.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $147,451,000. Net unrealized gain aggregated $101,711,000 at period-end, of which $103,567,000 related to appreciated investments and $1,856,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $207,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $3,885,000 and $3,862,000, respectively.

T. ROWE PRICE INSTITUTIONAL GLOBAL EQUITY FUND
Unaudited		July 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
AUSTRIA 2.1%
Common Stocks 2.1%
Erste Bank der Oesterreich Sparkasse	706	53
Total Austria (Cost $44)		53
BRAZIL 4.9%
Common Stocks 4.9%
Banco Itau, ADR (USD)	700	32
Petroleo Brasileiro, ADR (USD)	550	31
Submarino	800	34
Tam, ADR (USD)	1,000	27
Total Brazil (Cost $95)		124
CHINA 3.7%
Common Stocks 3.7%
China Shenhua Energy (HKD)	9,000	35
Gome Electrical Appliances (HKD)	18,000	29
Tencent Holdings (HKD)	6,000	28
Total China (Cost $64)		92
EGYPT 1.1%
Common Stocks 1.1%
Orascom Telecom	1,966	27
Total Egypt (Cost $22)		27
FINLAND 1.4%
Common Stocks 1.4%
Nokia	1,200	34
Total Finland (Cost $26)		34
FRANCE 7.9%
Common Stocks 7.9%
Accor	302	26
AXA	650	26
JC Decaux	830	26
Pernod-Ricard	77	16
Schneider Electric	597	80
Societe Generale	150	26
Total France (Cost $186)		200
GERMANY 2.2%
Common Stocks 2.2%
Allianz SE	148	31
E.ON AG	155	25
Total Germany (Cost $57)		56

GREECE 1.5%
Common Stocks 1.5%
National Bank of Greece	648	38
Total Greece (Cost $30)		38

INDIA 6.5%
Common Stocks 6.5%
Bajaj Auto	500	29
Bharti Airtel (1)	3,580	80
Financial Technologies	400	25
GMR Infrastructure (1)	1,456	30
Total India (Cost $138)		164
IRELAND 1.9%
Common Stocks 1.9%
Anglo Irish Bank, Dublin Listing	2,525	47
Total Ireland (Cost $47)		47
ITALY 1.3%
Common Stocks 1.3%
Banco Popolare S.p.A. (1)	1,275	32
Total Italy (Cost $37)		32
JAPAN 1.6%
Common Stocks 1.6%
Jupiter Telecom (1)	20	15
Mitsubishi Estate	1,000	25
Total Japan (Cost $41)		40
KAZAKHSTAN 0.2%
Common Stocks 0.2%
Kazakhstan Kagazy, GDR (USD) (1)(2)	1,200	6
Total Kazakhstan (Cost $6)		6
MEXICO 5.6%
Common Stocks 5.6%
America Movil, ADR (USD)	1,580	95
Grupo Financiero Banorte S.A.B. de C.V.	10,600	47
Total Mexico (Cost $91)		142
NETHERLANDS 1.3%
Common Stocks 1.3%
TomTom (1)	521	34
Total Netherlands (Cost $26)		34
OMAN 0.6%
Common Stocks 0.6%
Bank Muscat SAOG, GDR (USD)	1,159	16
Total Oman (Cost $12)		16
ROMANIA 0.7%
Common Stocks 0.7%
BRD-Groupe Societe Generale	1,443	17
Total Romania (Cost $12)		17
RUSSIA 1.5%
Common Stocks 1.5%
Gazprom, ADR (USD)	885	38
Total Russia (Cost $34)		38
SPAIN 2.2%
Common Stocks 2.2%
Telefonica SA	2,353	55
Total Spain (Cost $52)		55
SWEDEN 1.9%
Common Stocks 1.9%
Atlas Copco, Series A	2,400	41
Modern Times, Series B	122	8
Total Sweden (Cost $47)		49

SWITZERLAND 4.2%
Common Stocks 4.2%
Swiss Life Holding	107	27
UBS	1,410	78
Total Switzerland (Cost $107)		105

TAIWAN 0.7%
Common Stocks 0.7%
Formosa Plastics	7,000	17
Total Taiwan (Cost $12)		17

UNITED KINGDOM 4.0%
Common Stocks 4.0%
BHP Billiton	1,338	40
Rio Tinto	834	60
Total United Kingdom (Cost $101)		100

UNITED STATES 40.1%
Common Stocks 40.1%
Aetna	360	17
Amdocs (1)	700	25
American International Group	300	19
American Tower Systems, Class A (1)	2,825	118
Bed Bath & Beyond (1)	700	24
Caterpillar	410	32
Cephalon (1)	380	29
CONSOL Energy	740	31
D. R. Horton	3,140	51
Electronic Arts (1)	530	26
GE	700	27
Genentech (1)	780	58
Gilead Sciences (1)	670	25
Goldman Sachs	195	37
Google, Class A (1)	88	45
Health Net (1)	190	9
Hovnanian Enterprises (1)	1,350	18
Juniper Networks (1)	2,390	72
Marvell Technology Group (1)	2,140	39
Monster Worldwide (1)	970	38
Murphy Oil	620	38
Peabody Energy	600	25
Red Hat (1)	680	14
Schlumberger	510	48
Smith International	730	45
Southwest Airlines	2,050	32
Tyco International (1)	480	23
Uti Worldwide	800	20
XM Satellite Radio Holdings, Class A (1)	2,250	26
Total United States (Cost $935)		1,011

SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
99.1% of Net Assets (Cost $2,223)		$2,498

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $6 and represents
0.2% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Global Equity Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $2,223,000. Net unrealized gain aggregated $275,000 at period-end, of which $354,000 related to appreciated investments and $79,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $1,000 and $6,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 17, 2007